RIGHT-OF-USE ASSET AND LEASE LIABILITY	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE-ASSET AND LEASE LIABILITY

In December 2019, the Company entered into a 5-year lease agreement to use office space. The Company has recorded this lease as a right-of-use asset and lease liability in the statement of financial position as a December 31, 2019. At the commencement date of the lease, the lease liability was measured at the present value of the lease payments. The lease payments are discounted using an interest rate of 10%, which is the Company’s incremental borrowing rate.

	Right-of-Use Asset	Lease Liability
		Current portion	Non-current portion
Balance as at December 31, 2018	$-	$-
Present value of future lease payments	648	94	554
Balance as at December 31, 2019	$648	$94	$554

Maturity analysis – contractual undiscounted cash flows:

As at	December 31, 2019	December 31, 2018
Less than one year	$149	$-
One to five years	678	-
More than five years	-	-
Total undiscounted lease liability	$827	$-